New Accounting Guidance	12 Months Ended
Sep. 30, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Guidance
2.  NEW ACCOUNTING GUIDANCE
Accounting Guidance Implemented in 2017 on a Retrospective Basis
Debt Issuance Costs
In April 2015, the Financial Accounting Standards Board (FASB) issued guidance requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt instead of as a separate deferred asset. In addition, guidance was issued to allow for a policy election on the presentation of debt issuance costs associated with a line-of-credit arrangement, regardless of whether there are any outstanding borrowings. We adopted the guidance during the first quarter of fiscal year 2017 on a retrospective basis. The guidance resulted in a reclassification adjustment that decreased other noncurrent assets by $17.0 and $17.9 with a corresponding decrease primarily to long-term debt as of 30 September 2016 and 2015, respectively. We will continue to present debt issuance costs associated with a line-of-credit arrangement as a deferred asset, regardless of whether there are any outstanding borrowings.
Adoption of this guidance also impacted the presentation of debt issuance costs related to our discontinued operations. As of 30 September 2016, other noncurrent assets and long-term debt balances of discontinued operations were both reduced by $9.6. There was no balance associated with discontinued operations as of 30 September 2015.
Share-Based Compensation
In March 2016, the FASB issued an update to simplify the accounting for employee share-based payments, including the income tax impacts, the classification on the statement of cash flows, and forfeitures. We elected to early adopt this guidance in the first quarter of fiscal year 2017. After adoption, the new guidance requires excess tax benefits and deficiencies to be recognized in the income statement rather than in additional paid-in capital on the balance sheet. In addition, adoption of the new guidance resulted in a cumulative-effect adjustment to retained earnings as of 1 October 2016 to recognize deferred taxes for U.S. state net operating loss and other carryforwards attributable to excess tax benefits. We retrospectively applied the guidance which requires presentation of excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity. Cash paid on employees’ behalf related to shares withheld for tax purposes continues to be classified as a financing activity. Forfeitures have not been significant historically. We have elected to account for forfeitures as they occur, rather than to estimate them.
Accounting Guidance Implemented in 2016
Balance Sheet Classification of Deferred Taxes
In November 2015, the FASB issued guidance to simplify the presentation of deferred income taxes by requiring that all deferred tax liabilities and assets be classified as noncurrent on the balance sheet. As of the first quarter of fiscal year 2016, we adopted this guidance on a retrospective basis. Accordingly, prior year amounts have been reclassified to conform to the current year presentation. The guidance, which did not change the existing requirement to net deferred tax assets and liabilities within a jurisdiction, resulted in a reclassification adjustment that increased total company noncurrent deferred tax assets by $13.7 and decreased total company noncurrent deferred tax liabilities by $99.9 as of 30 September 2015.
Discontinued Operations
In April 2014, the FASB issued an update to change the criteria for determining which disposals qualify as a discontinued operation and to expand related disclosure requirements. Under the new guidance, a disposal is required to be reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on operations and financial results. We adopted this guidance prospectively for new disposals and new disposal groups classified as held for sale beginning in the first quarter of fiscal year 2016. This guidance had no impact on our consolidated financial statements upon adoption. Refer to Note 4, Discontinued Operations, for additional information.
New Accounting Guidance to be Implemented
Revenue Recognition
In May 2014, the FASB issued guidance based on the principle that revenue is recognized in an amount expected to be collected and to which the entity expects to be entitled in exchange for the transfer of goods or services. As originally issued, this guidance was effective for us beginning in fiscal year 2018. In August 2015, the FASB deferred the effective date by one year while providing the option to early adopt the standard on the original effective date. Accordingly, we will have the option to adopt the standard in either fiscal year 2018 or 2019. The guidance can be adopted either retrospectively or as a cumulative-effect adjustment as of the date of adoption.
We are in the initial stages of evaluating the adoption alternatives allowed by the new standard and the impact the standard is expected to have on our consolidated financial statements. As the new standard will supersede substantially all existing revenue guidance affecting us under U.S. GAAP, it could impact the timing of revenue and cost recognition across all of our business segments, in addition to our business processes and our information technology systems. As a result, our evaluation of the effect of the new standard will extend over future periods.
Consolidation Analysis
In February 2015, the FASB issued an update to amend current consolidation guidance. The guidance impacts the analysis an entity must perform in determining if it should consolidate certain legal entities such as limited partnerships, limited liability corporations, and securitization structures. The guidance is effective beginning fiscal year 2017, with early adoption permitted. The guidance may be applied retrospectively or using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. This guidance will not have a significant impact on our consolidated financial statements.
Leases
In February 2016, the FASB issued guidance which requires lessees to recognize a right-of-use asset and lease liability on the balance sheet for all leases, including operating leases, with a term in excess of 12 months. The guidance also expands the quantitative and qualitative disclosure requirements. The guidance is effective in fiscal year 2020, with early adoption permitted, and must be applied using a modified retrospective approach. We are currently evaluating the impact of adopting this new guidance on the consolidated financial statements, and we have started the assessment process by evaluating the population of leases under the revised definition of what qualifies as a leased asset. The Company is the lessee under various agreements for real estate, distribution equipment, aircraft, and vehicles that are currently accounted for as operating leases as discussed in Note 12, Leases. The new guidance requires the lessee to record operating leases on the balance sheet with a right-of-use asset and corresponding liability for future payment obligations.
Derivative Contract Novations
In March 2016, the FASB issued guidance to clarify that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require re-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is effective in fiscal year 2018, with early adoption permitted. We do not expect adoption of this guidance to have a significant impact on our consolidated financial statements.
Credit Losses on Financial Instruments
In June 2016, the FASB issued an update on the measurement of credit losses, which requires measurement and recognition of expected credit losses for financial assets, including trade receivables and capital lease receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The method to determine a loss is different from the existing guidance, which requires a credit loss to be recognized when it is probable. The guidance is effective beginning fiscal year 2021, with early adoption permitted beginning fiscal year 2020. We are currently evaluating the impact this update will have on our consolidated financial statements.
Cash Flow Statement Classification
In August 2016, the FASB issued guidance to reduce diversity in practice on how certain cash receipts and cash payments are classified in the statement of cash flows. The guidance is effective beginning fiscal year 2019, with early adoption permitted, and should be applied retrospectively. We are currently evaluating the impact of adopting this new guidance on the consolidated financial statements.